Events After the End of the Reporting Period	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events after the end of the reporting period
Note 32 - Events After the End of the Reporting Period

A.
Signing on agreement of selling a partnership holding a cluster of PV + Storage projects in Israel

At the beginning of 2025, the Company signed an agreement of selling 44% of a partnership (hereafter- “the Partnership”), which holds a cluster of PV + Storage projects in Israel to Harel Insurance Investments & Financial Services Ltd. and Amitim Senior Pension Funds (here after- “the Investors”, “the Sale Agreement”), who acquired a 25% and 19% stake respectively.

The Investors purchased 44% of the Partnership for a total investment of approximately $50 million in cash, of which $45 million paid upfront, and $5 million will be deferred consideration to be paid by the Investors upon fulfillment of certain conditions set forth in the Sale Agreement.

The cluster consists of operational and pre-construction projects totaling 69 MW of solar generation and 448 MWh of energy storage capacity. A fully owned subsidiary of the Company will act as the General Partner in the Partnership.

In conjunction with the Sale Agreement, the Investors have Kick Out Right of 50% of the Company’s holdings in the General Partner, therefore the Company will cease to consolidate the financial results of the Partnership in its financial statements, and will accordingly recognize a profit of approximately $94 million.

B.
Issuance of two series of debentures

On February 26, 2025, the Company issued two debentures series: Series G and Series H, as specified below.

The Company completed an issuance of debentures (hereafter: “Series G”), at a total scope of NIS 468,784,000 par value, at a price of NIS 0.971 per not, and for a total (gross) consideration of NIS 455,189,264, in addition, The Company completed an issuance of debentures convertible into registered ordinary shares, with a par value of NIS 0.1 each, of the Company (hereinafter: the “Series H”), at a total scope of NIS 414,847,000 par value, at a price of NIS 1 per note, and for a total (gross) consideration of NIS 414,847,000.

Presented below are the main terms of Series G and Series H:

•	Series G and Series H are not linked to any index, have a par value of NIS 1 each, and are repayable in 4 equal payments which will be paid on September 1 of the years 2030-2033.

•
The unpaid principal balance of the Series G debentures will bear fixed annual interest of 5% and Series H convertible debentures will bear fixed annual interest of 4%, to be paid twice per year from 2025 to 2033 (inclusive).

•
The unpaid principal balance of the Series H is convertible into Company's ordinary shares, with a par value of NIS 0.1 each, in the manner specified below: (1) during the period from the date of listing of the series H on the TASE until August 31, 2027, each NIS 80 par value of the debentures (Series H) will be convertible into one ordinary share of the Company; and (2) during the period from September 1, 2027 to August 22, 2033, each NIS 1,000 par value of Series H will be convertible into one ordinary share of the Company.

•	Midroog Ltd. rated the debentures (Series G) and the convertible debentures (Series H) at A2.il, stable rating outlook.